Commitments and Contingencies (Details 2) T in Millions, AUD in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($) mW sites T	Dec. 31, 2014 AUD mW sites T	Dec. 31, 2013 USD ($)	Mar. 18, 2014 USD ($)	Jan. 19, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2007 T
Loss Contingency [Abstract]
Class B Shareholders Claim for Dividends Payable and Related Interest			$ 50.1
Damages awarded by the arbitrator to Eagle on some of Eagles claims						$ 23.4
Estimated loss associated with Eagle Mining arbitration					$ 7.8
Additional charge recorded as a result of the damages awarded to Eagle in arbitration	$ (10.6)	$ (15.6)	$ 15.6
Tons Shipped Subject To Contract Pricing Arbitration | T			4.8	4.8
Pricing rebate provided in settlement of contract pricing arbitration			$ 68.7
Undiscounted environmental clean-up liabilities, current			$ 19.4		18.3
Gulf Power Company Litigation [Member]
Loss Contingency [Abstract]
Alleged shortage of past and future coal shipments under a coal supply agreement, tons | T									5.0
Litigation Settlement Damages Awarded to Plaintiff								$ 20.6
Litigation Settlement, Prejudgement Interest							$ 6.9
Charge recorded for settlement damages					20.6
Charge recorded for prejudgement interest					6.9
Oklahoma Lead Litigation [Member]
Loss Contingency [Abstract]
Number of national priority list sites based on the Superfund Amendments and Reauthorization Act of 1986 at which Gold Fields or the former affiliate, has been named a potentially responsible party (PRP) | sites			5	5
Number of additional national priority list sites in which claims were asserted | sites			13	13
Total number of national priority list sites | sites			18	18
Reduced number of national priority list sites due to completion of work, transfer or regulatory inactivity | sites			8	8
Undiscounted environmental clean-up liabilities, total			$ 69.4		63.8
Undiscounted environmental clean-up liabilities, current			$ 19.4		$ 18.3
Monto Coal Pty Limited [Member]
Loss Contingency [Abstract]
Ownership Percentage In Subsidiaries			51.00%
Damages sought | AUD				AUD 1,193.2
Wilkie Creek [Member]
Loss Contingency [Abstract]
Damages sought | AUD				AUD 113.1
Prarie State Energy Campus [Member]
Loss Contingency [Abstract]
Capacity Of New Electricity Generation Project | mW			1,600	1,600
Undivided Interest Percent Of New Electricity Generation Project			5.06%